Financial instruments - Categories of Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents	€ 219.2	€ 329.5	€ 186.1	€ 126.8	€ 0.0
Loans and receivables	94.7	92.3
Financial liabilities at amortised cost	(1,851.1)	(1,903.3)
Financial assets (liabilities) at fair value through profit or loss	2.5	0.0
Financial assets (liabilities) at fair value through other comprehensive income	(51.0)	11.7
Total	(1,585.7)	(1,469.8)
Total non-current loans and borrowings	1,395.1	1,451.8
Borrowings	1,398.4	1,446.8
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(441.6)	(439.1)
Financial liabilities	(441.6)	(439.1)
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	(0.7)	0.0
Financial liabilities at fair value through other comprehensive income	(68.5)	(1.4)
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(69.2)	(1.4)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(1,409.5)	(1,464.2)
Financial liabilities	(1,409.5)	(1,464.2)
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents	0.0	0.0
Loans and receivables	94.7	92.3
Financial assets at fair value through profit or loss	0.0	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	94.7	92.3
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents	0.0	0.0
Loans and receivables	0.0	0.0
Financial assets at fair value through profit or loss	3.2	0.0
Financial assets at fair value through other comprehensive income	17.5	13.1
Financial assets	20.7	13.1
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents	219.2	329.5
Loans and receivables	0.0	0.0
Financial assets at fair value through profit or loss	0.0	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	219.2	329.5
Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Total non-current loans and borrowings	€ (11.1)	€ (12.4)